NORTHERN LIGHTS FUND TRUST II

July 31, 2012

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:

Northern Lights Fund Trust II – Two Oaks Diversified Growth and Income Fund

Post Effective Amendment No. 73 to the Registration Statement on Form N-1A

Registration Statement File Nos. 333-174926 and 811-22549

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by Northern Lights Fund Trust II (the “Trust”), on behalf of the Two Oaks Diversified Growth and Income Fund (the “Fund”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraphs (b) or (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post Effective Amendment No. 73 (SEC Accession No. 0000910472-12-002169) to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on July 27, 2012.

Questions related to this filing should be directed to David J. Baum of Alston & Bird LLP at (202) 239-3346.

                                             Very truly yours,

/s/ Andrew Rogers

                               Andrew Rogers

                                              President